Marketable Securities And Other Investments (Schedule Of The Aggregate Carrying Amounts, Gross Unrealized Holding Gains, Gross Unrealized Holding Losses And Fair Value Of Available-For-Sale And Held-To-Maturity Securities) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Schedule of Investments [Line Items]
Held-to-maturity, Cost	¥ 4,479	¥ 5,461
Held-to-maturity, Fair value	4,554	5,564
Total Cost	241,383	236,780
Total Gross unrealized gains	196,218	186,039
Total Gross unrealized losses	1,155	848
Total Fair value	436,446	421,971
Equity Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	140,673	145,893
Available-for-sale, Gross unrealized gains	194,501	184,204
Available-for-sale, Gross unrealized losses	780	667
Available-for-sale, Fair value	334,394	329,430
Debt Securities
Schedule of Investments [Line Items]
Available-for-sale, Cost	96,231	85,426
Available-for-sale, Gross unrealized gains	1,635	1,730
Available-for-sale, Gross unrealized losses	368	179
Available-for-sale, Fair value	97,498	86,977
Held-to-maturity, Cost	4,479	5,461
Held-to-maturity, Gross unrealized gains	82	105
Held-to-maturity, Gross unrealized losses	7	2
Held-to-maturity, Fair value	¥ 4,554	¥ 5,564